Katherine P. Feld                  [logo] OppenheimerFunds
Vice President &
Associate Counsel                         OppenheimerFunds, Inc.
                                          Two World Trade Center
                                          New York, NY  10048-0203
                                          212 323-0200



                                          January 22, 1997

VIA EDGAR
SEC Filer Support
Mail Stop 0-7, Securities Operation Center
6432 General Green Way
Alexandria, VA  22312

Attn:  Mr. Frank Donaty, Jr.

                  Re:      Oppenheimer Fund
                           Reg. No. 2-14586, File No. 811-847

To the Securities and Exchange Commission:

                  An electronic filing is hereby made on behalf of Oppenheimer Fund (the "Fund"). The filing is made pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 and shall be effective when filed, as designated on the facing page of Form N-1A. The filing includes Post-Effective Amendment No. 113 to the registration statement of the Fund together with the representation of counsel required by that Rule.

                  The purpose of the Amendment is to amend the facing sheet of the registration statement to register an additional 1,341,601 Class A shares of the Fund, which shares were redeemed during the fiscal year ended June 30, 1996, and had not been previously used for reductions pursuant to paragraph (a) of Rule 24e-2 or paragraph (c) of Rule 24f-2. The offering price of $13.00 was the price in effect at the close of business January 9, 1997.

                                       Very truly yours,

                                       /s/ Katherine P. Feld

                                       Katherine P. Feld
                                       Vice President &
                                       Associate Counsel
                                       (212) 323-0252
KPF/gl
Enclosures

cc(w/attachment):         Ronald Feiman, Esq.
                          Robert Troccoli (KPMG Peat Marwick, LLP)
                          Robert Bishop
                          Gloria LaFond
sec\400.24e

                                                       Registration No. 2-14586
                                                               File No. 811-847

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     /X/

         PRE-EFFECTIVE AMENDMENT NO. __                                     / /

         POST-EFFECTIVE AMENDMENT NO. 113                                   /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
  OF 1940                                                                   / /

         AMENDMENT NO.__                                                    / /

                                OPPENHEIMER FUND
-------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              Two World Trade Center, New York, New York 10048-0203
-------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                                  1-212-323-0200
------------------------------------------------------------------
                         (Registrant's Telephone Number)

                             ANDREW J. DONOHUE, ESQ.
                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203
------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

   /X/ immediately upon filing pursuant to paragraph (b)

   / / on __________, pursuant to paragraph (b)

   / / 60 days after filing pursuant to paragraph (a)(1)

   / / on ________, pursuant to paragraph (a)(1)

   / / 75 days after filing, pursuant to paragraph (a)(2)

   / / on _______________, pursuant to paragraph (a)(2) of Rule 485
-------------------------------------------------------------------
The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1996 was filed on August 23, 1996.

                       SECURITIES AND EXCHANGE COMMISSION

                                WASHINGTON, D.C.


For the registration under the Securities Act of 1933 of shares of Oppenheimer Fund, an open-end management investment company.

A. Title and amount of shares being registered (number of shares or other units):

              Additional 1,341,601 Class A shares of beneficial interest of Oppenheimer Fund.

B. Proposed aggregate offering price to the public of the shares being registered:

              $17,440,813 based upon the offering price of $13.00 per Class A share at January 9, 1997(1).




---------------

(1)The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 of the Investment Company Act of 1940. The total number of Class A shares sold during the previous fiscal year of the Fund ended June 30, 1996 was 2,083,446; 1,924,123 shares were reinvested dividends and distributions. No redeemed or repurchased shares have been used for reductions pursuant to paragraph (a) of Rule 24e-2 in any previous filing of Post-Effective Amendments during the current fiscal year; 5,349,170 shares were used for reductions pursuant to paragraph (c) of Rule 24f-2. The amount of redeemed or repurchased shares being used for such reduction in this amendment is 1,341,601.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 22nd day of January, 1997.

                     OPPENHEIMER FUND

                     By: /s/ Bridget A. Macaskill           *
                     ---------------------------------------
                         Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                           Title                                Date
----------                                           -----                                ----
/s/ Leon Levy*                                       Chairman of the                      January 22, 1997
--------------                                       Board of Trustees
Leon Levy

/s/ Bridget A. Macaskill*                            President (Principal                 January 22, 1997
------------------------                             Executive Officer)
Bridget A. Macaskill                                 and Trustee

/s/ George Bowen*                                    Treasurer and                        January 22, 1997
-----------------                                    Principal Financial
George Bowen                                         and Accounting
                                                     Officer

/s/ Robert G. Galli*                                 Trustee                              January 22, 1997
--------------------
Robert G. Galli

/s/ Benjamin Lipstein*                               Trustee                              January 22, 1997
----------------------
Benjamin Lipstein

/s/ Elizabeth B. Moynihan*                           Trustee                              January 22, 1997
--------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*                              Trustee                              January 22, 1997
-----------------------
Kenneth A. Randall

/s/ Edward V. Regan*                                 Trustee                              January 22, 1997
--------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*                        Trustee                              January 22, 1997
-----------------------------
Russell S. Reynolds, Jr.

/s/ Donald W. Spiro*                                 Trustee                              January 22, 1997
--------------------
Donald W. Spiro

/s/ Pauline Trigere*                                 Trustee                              January 22, 1997
--------------------
Pauline Trigere

/s/ Clayton K. Yeutter*                              Trustee                              January 22, 1997
-----------------------
Clayton K. Yeutter

*By: /s/ Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact

Katherine P. Feld                  [logo] OppenheimerFunds
Vice President &
Associate Counsel                         OppenheimerFunds, Inc.
                                          Two World Trade Center
                                          New York, NY  10048-0203
                                          212 323-0200




                                          January 22, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

                  Re:      Oppenheimer Fund
                           Reg. No. 2-14586, File No. 811-847
                           Written Representation of Counsel

To the Securities and Exchange Commission:

                  Pursuant to paragraph (e) of Rule 485 under the Securities Act of 1933, and in connection with an Amendment on Form N-1A which is Post-Effective Amendment No. 113 to the 1933 Act Registration Statement of the above Fund, the undersigned counsel, who prepared such Amendment, hereby represents to the Commission for filing with such Amendment that said Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

                                             Very truly yours,

                                             /s/ Katherine P. Feld

                                             Katherine P. Feld
                                             Vice President &
                                             Associate Counsel

KPF/gl






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